JPMorgan Large Cap Growth Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.4%
Air Freight & Logistics — 0.9%
United Parcel Service, Inc., Class B	2,115	410,312
Automobiles — 2.8%
Tesla, Inc. *	6,466	1,341,427
Beverages — 1.2%
Coca-Cola Co. (The)	1,218	75,556
Monster Beverage Corp. *	9,266	500,442
		575,998
Biotechnology — 7.3%
AbbVie, Inc.	5,884	937,723
Alnylam Pharmaceuticals, Inc. *	725	145,298
Amgen, Inc.	876	211,686
Exact Sciences Corp. *	5,961	404,217
Moderna, Inc. *	664	101,960
Regeneron Pharmaceuticals, Inc. *	1,387	1,139,829
Sarepta Therapeutics, Inc. *	1,459	201,085
Seagen, Inc. *	1,449	293,471
		3,435,269
Broadline Retail — 7.7%
Amazon.com, Inc. *	24,417	2,521,989
Etsy, Inc. *	2,781	309,648
MercadoLibre, Inc. (Brazil) *	612	806,703
		3,638,340
Building Products — 0.9%
Trane Technologies plc	2,352	432,818
Capital Markets — 3.3%
Blackstone, Inc.	4,391	385,663
Charles Schwab Corp. (The)	5,940	311,118
Morgan Stanley	6,680	586,530
MSCI, Inc. (a)	521	291,669
		1,574,980
Chemicals — 0.5%
Sherwin-Williams Co. (The)	999	224,548
Consumer Finance — 0.4%
Capital One Financial Corp.	2,128	204,653
Consumer Staples Distribution & Retail — 0.9%
Target Corp.	2,510	415,744
Electrical Equipment — 0.7%
Rockwell Automation, Inc.	1,112	326,313
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	6,440	526,263
Entertainment — 1.8%
Netflix, Inc. *	2,442	843,709

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 2.3%
Block, Inc. * (a)	4,507	309,438
Mastercard, Inc., Class A	1,338	486,089
PayPal Holdings, Inc. *	3,597	273,138
		1,068,665
Ground Transportation — 1.6%
Uber Technologies, Inc. *	23,592	747,861
Health Care Equipment & Supplies — 2.2%
Align Technology, Inc. *	1,662	555,373
Dexcom, Inc. *	1,710	198,595
Intuitive Surgical, Inc. *	1,088	277,979
		1,031,947
Health Care Providers & Services — 3.2%
CVS Health Corp.	3,087	229,360
HCA Healthcare, Inc.	2,437	642,670
McKesson Corp.	1,775	632,042
		1,504,072
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc., Class A *	3,003	373,538
Chipotle Mexican Grill, Inc. *	221	377,235
Marriott International, Inc., Class A	3,665	608,549
		1,359,322
Interactive Media & Services — 7.3%
Alphabet, Inc., Class C *	20,613	2,143,741
Match Group, Inc. *	1,675	64,324
Meta Platforms, Inc., Class A *	5,118	1,084,662
Snap, Inc., Class A *	12,566	140,865
		3,433,592
IT Services — 1.8%
Cognizant Technology Solutions Corp., Class A	4,819	293,604
MongoDB, Inc. *	714	166,508
Shopify, Inc., Class A (Canada) * (a)	8,481	406,585
		866,697
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	213	122,986
Machinery — 2.2%
Deere & Co.	2,473	1,021,196
Media — 0.9%
Trade Desk, Inc. (The), Class A *	6,857	417,645
Metals & Mining — 1.7%
Freeport-McMoRan, Inc.	19,344	791,364

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 2.4%
Cheniere Energy, Inc.	1,948	306,957
ConocoPhillips	8,318	825,265
		1,132,222
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	426	104,947
Pharmaceuticals — 0.5%
Eli Lilly & Co.	654	224,471
Professional Services — 0.3%
Equifax, Inc.	726	147,347
Semiconductors & Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc. *	6,306	618,068
ASML Holding NV (Registered), NYRS (Netherlands)	644	438,656
Enphase Energy, Inc. *	526	110,530
Lam Research Corp.	604	320,271
NVIDIA Corp.	5,862	1,628,371
Texas Instruments, Inc.	1,853	344,621
		3,460,517
Software — 18.0%
Adobe, Inc. *	1,671	643,978
HubSpot, Inc. *	800	343,047
Intuit, Inc.	1,363	607,842
Microsoft Corp.	14,922	4,301,968
Oracle Corp.	11,316	1,051,489
Salesforce, Inc. *	3,615	722,134
Synopsys, Inc. *	1,429	552,180
Workday, Inc., Class A *	1,191	245,945
		8,468,583
Specialty Retail — 3.9%
AutoZone, Inc. *	343	843,812
Lowe's Cos., Inc.	4,859	971,529
		1,815,341
Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc.	23,665	3,902,331
Textiles, Apparel & Luxury Goods — 0.6%
Tapestry, Inc.	7,051	303,959
Total Common Stocks (Cost $35,671,569)		45,875,439
Short-Term Investments — 3.3%
Investment Companies — 3.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c) (Cost $1,469,541)	1,469,066	1,469,506
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	39,871	39,879

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	14,452	14,452
Total Investment of Cash Collateral from Securities Loaned (Cost $54,334)		54,331
Total Short-Term Investments (Cost $1,523,875)		1,523,837
Total Investments — 100.7% (Cost $37,195,444)		47,399,276
Liabilities in Excess of Other Assets — (0.7)%		(313,787)
NET ASSETS — 100.0%		47,085,489

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $53,711.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$47,399,276	$—	$—	$47,399,276

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$1,876,889	$13,625,368	$14,033,732	$1,002	$(21)	$1,469,506	1,469,066	$55,762	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	3,888	499,900	463,906	— (c)	(3)	39,879	39,871	738	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	2,551	421,535	409,634	—	—	14,452	14,452	249	—
Total	$1,883,328	$14,546,803	$14,907,272	$1,002	$(24)	$1,523,837		$56,749	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
(c)	Amount rounds to less than one thousand.